Changes in Benefits Obligations and Plan Assets, Pension (Detail) - Pension Benefits - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	$ 591,948	$ 589,046
Service cost	37,859	37,603	$ 32,808
Interest cost	17,518	17,323	17,995
Benefits paid	(34,368)	(28,587)
Actuarial (gains)/losses	4,298	(23,437)
Benefit Obligation at End of Year	617,255	591,948	589,046
Balance at Beginning of Period	437,481	314,216
Actual return on plan assets	30,291	44,924
Employer contributions	53,829	106,928
Benefits paid	(34,368)	(28,587)
Balance at End of Period	487,233	437,481	314,216
(Deficit) of plan assets versus benefit obligations at end of year	(130,022)	(154,467)
Net Amount Recognized	(130,022)	(154,467)
Accumulated Benefit Obligation	510,984	489,918
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	195,884	187,064
Service cost	4,620	4,070	4,061
Interest cost	5,025	4,614	5,070
Benefits paid	(6,545)	(4,977)
Participant contributions	980	933
Plan amendments	(61)	(196)
Plan settlements/curtailments	(2,984)	(4,546)
Actuarial (gains)/losses	(9,523)	16,697
Premiums paid	(106)	(109)
Currency exchange rate changes	6,859	(7,666)
Benefit Obligation at End of Year	194,149	195,884	187,064
Balance at Beginning of Period	179,928	169,464
Actual return on plan assets	3,166	21,216
Employer contributions	7,460	5,753
Participant contributions	980	933
Benefits paid	(6,545)	(4,977)
Plan settlements/curtailments	(2,267)	(4,471)
Currency exchange rate changes	6,344	(7,881)
Balance at End of Period	188,960	179,928	$ 169,464
(Deficit) of plan assets versus benefit obligations at end of year	(5,189)	(15,956)
Net Amount Recognized	(5,189)	(15,956)
Accumulated Benefit Obligation	$ 181,462	$ 183,038